Notes and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Notes and Other Receivables [Abstract]
Schedule of notes and other receivables
	December 31, 2016	December 31, 2015
Notes receivable	$—	$900
Other receivables	362	440
Total Notes and Other Receivables	$362	$1,340